Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2015
Equity [Abstract]
Schedule of compliance with regulatory capital requirements

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
As of September 30, 2015	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,658,985	18.81%	$637,788	4.50%	NA	NA
The Bank	1,652,569	18.73	637,810	4.50	$921,281	6.50%
Tier 1 risk-based capital ratio:
The Company	1,658,985	18.81	529,051	6.00	NA	NA
The Bank	1,652,569	18.73	529,360	6.00	705,814	8.00
Total risk-based capital ratio:
The Company	1,769,587	20.07	705,402	8.00	NA	NA
The Bank	1,763,171	19.98	705,814	8.00	882,267	10.00
Tier 1 leverage ratio:
The Company	1,658,985	11.71	566,923	4.00	NA	NA
The Bank	1,652,569	11.66	566,942	4.00	708,678	5.00

As of September 30, 2014
Tier 1 risk-based capital ratio:
The Company	$1,648,199	22.71%	$290,335	4.00%	NA	NA
The Bank	1,658,704	22.85	290,386	4.00	$435,579	6.00%
Total risk-based capital ratio:
The Company	1,739,658	23.97	580,671	8.00	NA	NA
The Bank	1,750,179	24.11	580,772	8.00	725,965	10.00
Tier 1 leverage ratio:
The Company	1,648,199	11.39	578,804	4.00	NA	NA
The Bank	1,658,704	11.46	578,816	4.00	723,520	5.00

Schedule of weighted average number of shares
The following table sets forth information regarding earnings per share calculations:

Year ended September 30,	2015	2014	2013
Weighted average shares outstanding	95,644,639	101,154,030	104,684,812
Weighted average dilutive warrants	340,016	352,171	100,211
Weighted average dilutive options	69,304	84,150	52,447
Weighted average diluted shares	96,053,959	101,590,351	104,837,470

Net income (In thousands)	$160,316	$157,364	$151,505
Basic EPS	$1.68	$1.56	$1.45
Diluted EPS	1.67	1.55	1.45